Initial Public Offering - Additional Information (Detail) - $ / shares				3 Months Ended
	Jan. 14, 2021	Jan. 13, 2021	Jan. 12, 2021	Mar. 31, 2021	Apr. 12, 2022	Oct. 12, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)				5,750,000
Purchase price			$ 10.00				$ 10.00	$ 10.00
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Purchase price					$ 0.10	$ 0.10
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000	500,000	5,000,000
Purchase price			$ 10.00			$ 10.00
Number of shares in a unit			1
Number of warrants in a unit			1
Number of shares issuable per warrant			0.10
Initial Public Offering | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000		5,000,000
Purchase price	$ 10.00		$ 10.00
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000		750,000
Purchase price	$ 10.00
Over-Allotment Option | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	750,000		750,000
Purchase price	$ 10.00